Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Subsequent Events
a)	Common Stock

On October 3, 2014, 50,000 warrants were exercised for total proceeds of $123,500. As a result, an aggregate total of 50,000 shares of common stock were issued.

On October 9, 2014, the Company issued 91,757 shares of common stock for a total of $229,393

b)	Warrants

On October 31, 2014, the Company amended the terms of 1,121,225 warrants of the 1,530,975 that had been issued on February 26, 2014 (See note 6). The aforementioned warrants had a ratchet provision effective until February 26, 2015 and have been treated as a derivative liability. As a result of the amendment, the ratchet provision is now effective until October 31, 2014.

a)	Common Stock

On October 3, 2014, 50,000 warrants were exercised for total proceeds of $123,500. As a result, an aggregate total of 50,000 shares of common stock were issued.

On October 9, 2014, the Company issued 91,757 shares of common stock for a total of $229,393

b)	Warrants

On October 31, 2014, the Company amended the terms of 1,121,225 warrants of the 1,530,975 that had been issued on February 26, 2014 (See note 6). The aforementioned warrants had a ratchet provision effective until February 26, 2015 and have been treated as a derivative liability. As a result of the amendment, the ratchet provision is now effective until October 31, 2014.